CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities and commitments [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
Note 17: -      Contingent Liabilities and commitments

a.
On August 23, 2010, the Company entered into 30 years collaboration agreement with Baxter Healthcare Corporation ("Baxter"), an international biopharmaceutical company, specializing, among other things, in the development, manufacture, marketing and sale of pharmaceutical products. During 2015, Baxter has assigned all its rights under the collaboration agreement to Baxalta US Inc. ("Baxalta") which was acquired in 2016 by Shire plc (“Shire” and in these consolidated financial statements Baxter, Baxalta and Shire will be referred to as "Shire"). The collaboration agreement consists of three main agreements (1) the appointment of Shire as the sole distributer of the Company's AAT IV drug ("Glassia") in the United States, Canada, Australia and New Zealand ("the Territory" and "the Distribution Agreement", respectively); (2) granting licenses to Shire for the use of the Company's knowhow and patents for the production, continued development and sale of Glassia  by Shire ("the License Agreement") in the Territory and (3) an agreement to provide raw materials, produced by Shire, and used for the production of Glassia  ("the Raw Materials Supply Agreement"). Pursuant to the agreements, payments were originally set for the Company for meeting milestones at a total sum of $45 million, and for Glassia  purchases at a minimum sum of $ 60 million over the first five years from the signing of the Distribution Agreement. In addition, the Company is entitled to royalties at a sum of no less than $5 million per year, starting from the beginning of the sale of Glassia produced by Shire in accordance with the License Agreement. Since 2013 and every year thereafter until 2016, the parties amended the License Agreement and the Distribution Agreement by extending the distribution period of minimum purchases of Glassia and the minimum purchase quantity. Prior to the last amendment of the Distribution Agreement in October 2016, the net sums received in advance were recorded as deferred revenues and were recognized as revenues according to the actual rate of sales, based on the sales forecast in the Distribution Agreement. Commencing on the latest amendment of the Distribution Agreement in October 2016 the remaining deferred revenues are recognized on a straight line basis according to Shire’s minimum purchase commitment in the Distribution Agreement for the remaining period prior to the recent amendment. According to the latest amendment of the Distribution Agreement, the distribution period is currently expected to end by the end of 2020, with the start of production by Shire in 2021. Non-refundable revenues due to the achievement of milestones are recognized upon reaching the milestone. As of December 31, 2017, the Company received a total of $39.5 million for the achievement of certain milestones and advances in respect of the Distribution and License Agreements. As of December 31, 2017, a balance of $4.2 million is included as deferred revenues and is expected to be recognized as revenues during 2018.

In the case of clinical trials required in the Territory in connection with Glassia, the cost of these experiments apply to Shire and the Company will participate with such limited extent that may come, under certain conditions, up to $10 million over a period of several years.

According to the Raw Material Supply Agreement Shire undertook to provide the Company, free of charge, all the quantities of raw materials required by the Company for manufacturing Glassia to be sold to Shire for distribution by Shire in accordance with the Distribution Agreement. The Company recorded the fair value of the raw material used and sold as revenue and charged the same fair value to cost of revenue. In addition, Shire will provide raw material to the Company, for the development, production, sale and distribution of products by the Company.

b.
On August 2, 2012, the Company entered into a strategic agreement with CHIESI FARMACEUTICI S. P. A, a fully integrated European Pharmaceutical company focused on respiratory disease and special care products ("Chiesi"). According to the agreement, Chiesi was an exclusive distributor of the AAT inhaled product of the Company for treatment of alpha-1 antitrypsin deficiency ("Product") in Europe. As part of the Distribution Agreement, the Company was entitled to receive payments of up to $ 60 million, contingent of meeting regulatory and sales milestones.

As of December 31, 2017, the Company had received a total of $9 million for the achievement of certain upfront payments in respect of the Distribution Agreement.

Due to the Company's decision in June 2017 to withdraw the Marketing Authorization Application (MAA) for this product with the European Medicines Agency (EMA), the Company and CHIESI mutually agreed on November 14, 2017 to terminate the parties’ European distribution agreement related to Kamada’s inhaled Alpha-1 Antitrypsin (AAT) therapy for the treatment of Alpha-1 Antitrypsin Deficiency (AATD). There are no financial implications related to the termination of this agreement.

c.	The Company has engaged in operating lease agreements for office and storage spaces. These agreements will expire in 2026.

Minimum future lease fees for the office and storage spaces as of December 31, 2017 are as follows:

In thousands

Year 1	$590
Year 2 to 5	2,479
Year 6 and thereafter	2,541
$5,610

d.	The Company has engaged in operating lease agreements for the vehicles in its possession. These agreements will expire between 2018 and 2020.

Minimum future lease fees for the existing vehicles as of December 31, 2017 are as follows:

In thousands
Year 1	$443
Year 2	284
Year 3	95
$822

e.
In November 2006, an agreement was signed between the Company and a third party on the matter of research and development collaboration. As part of the agreement, the Company was licensed to use developments made by the third party. Furthermore, the third party will provide the Company with devices for carrying out the clinical trials, free of charge. In the event that the development is successful, the Company will pay the third party royalties based on sales of the devices. This obligation on behalf of the Company to pay royalties shall expire either when the patents expire or 15 years from the first commercial sale, whichever comes last. On the date of the expiry of the royalty period, the license will become non-exclusive and the Company shall be entitled to use the rights granted to it pursuant to the agreement without paying royalties or any other compensation. In addition, the third party would pay royalties of the total net sales exceeding a certain sum, according to a mechanism set in the agreement, until the patent expires or until 15 years pass from the first date of sale, whichever is earlier.

In February 2008, the parties signed an amendment to the agreement according to which the exclusive global license granted to the Company was expanded to two additional indications. It was also decided that sales to the additional indications would be added to the sales of the first two outlines covered by the original agreement. Royalties' payments will be according to the royalty model set in the original agreement.

In addition, the parties signed a commercialization and supply agreement, which ensures long-term regular supply of the device at the basis of the collaboration and spare parts of this device.

f.
In August 2007, the Company entered into a long-term agreement with a multinational European company for the purchase of a raw material used for the development and manufacture of medicines at graded amounts and prices. In addition to the price paid by the Company for the raw material, the Company will pay the supplier an additional sum upon the sale of the product manufactured from the raw material in the territories set in the agreement, after receiving regulatory approvals. As of December 31, 2017, the regulatory approval was not yet received.

h.
In July 2011, the Company signed a strategic collaboration agreement with an international pharmaceutical company in the area of clinical development, marketing and sales in the United States of a post exposure prophylaxis product for the prevention of rabies in human beings. The product, KamRAB, is developed, manufactured and marketed by the Company in other countries. The phase 3 clinical trial was completed in December 2014 had met the trial’s primary endpoint. The Company submitted a Biologics License Application (BLA) with the U.S. Food and Drug Administration (FDA) in August 2016 and received the FDA approval for the product on August 2017.

In October 2016 the parties entered into an amendment to the agreement with respect to the conduct of clinical trial for pediatric treatment of Rabies in the United States which was initiated on March 2017. The cost of the study is equally shared between the parties.